Total Comprehensive Income	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Comprehensive Income (Loss) Note [Text Block]
5.	Total Comprehensive Income

The following is a reconciliation of net income to comprehensive income attributable to Agree Realty Corporation for the years ended December 31, 2011 and 2010 and 2009.

	2011	2010	2009

Net income	$9,889,537	$15,627,834	$17,994,036
Other comprehensive income	163,751	(718,458)	(74,753)

Total comprehensive income before non-controlling interests	10,053,288	14,909,376	17,919,283
Less: non-controlling interest	338,395	561,039	950,046

Total comprehensive income after non-controlling interests	9,714,893	14,348,337	16,969,237
Non-controlling interest of comprehensive income (loss)	5,584	(24,529)	(3,947)

Comprehensive income attributable to Agree Realty Corporation	$9,709,309	$14,372,866	$16,973,184